Schedule of Investments
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–168.14%(a)
Alabama–1.80%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)(c)(d)	5.00%	11/15/2046	$ 6,045	$ 6,347,121
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	300	295,845
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(c)(e)	5.00%	01/01/2027	1,565	1,762,560
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,394,505)(f)(g)	5.50%	01/01/2043	1,600	917,792
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,300	3,742,015
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(h)	5.25%	05/01/2044	1,045	1,060,066
				14,125,399
Arizona–3.73%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	2,814,554
Arizona (State of) Industrial Development Authority;
Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	1,345	1,354,115
Series 2020 A, RB(h)	5.00%	12/15/2040	515	534,451
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	4.25%	01/01/2039	2,000	1,385,947
Series 2019 A, RB	4.50%	01/01/2049	25	16,370
Series 2019 B, RB	5.13%	01/01/2054	105	69,825
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(c)(e)(h)	5.25%	07/01/2022	1,470	1,489,563
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,320	1,338,822
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	1,064,089
Goodyear (City of), AZ; Second Series 2020, RB (INS - AGM)(i)	4.00%	07/01/2045	1,750	1,803,886
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(h)	5.00%	07/01/2054	280	283,847
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(h)	6.50%	07/01/2034	630	671,634
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(j)	5.00%	07/01/2042	1,955	2,084,866
Series 2017 A, RB(j)	5.00%	07/01/2047	3,135	3,324,453
Series 2020, RB(d)	5.00%	07/01/2049	3,815	4,196,582
Pima (City of), AZ Industrial Development Authority (The) (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,970	1,562,903
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(h)	5.00%	06/15/2052	455	457,917
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(h)	5.38%	07/01/2052	1,505	1,510,354
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	1,020	1,152,398
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	2,015	2,097,269
				29,213,845
Arkansas–0.30%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2040	850	907,896
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	1,420	1,461,304
				2,369,200
California–15.88%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(c)(d)(e)(k)	5.00%	04/01/2056	3,150	3,565,739
Series 2017, Ref. RB	4.00%	04/01/2037	2,800	2,899,699
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(l)	0.00%	08/01/2028	1,050	887,491
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(l)	0.00%	06/01/2055	$13,950	$ 1,209,423
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	300	303,135
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	80	84,588
Series 2020 B-2, Ref. RB(l)	0.00%	06/01/2055	2,115	381,268
California (State of);
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,000	1,042,960
Series 2020, GO Bonds (INS - BAM)(i)	3.00%	11/01/2050	2,950	2,650,922
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	4,075	4,359,136
Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,270	1,398,914
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(h)	5.00%	04/01/2049	1,060	1,026,459
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	5,315	5,304,930
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	611	611,492
Series 2021 A, RB	3.25%	08/20/2036	918	856,812
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	1,042	999,564
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(h)	5.00%	06/01/2048	245	246,259
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,595	1,671,948
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(j)	5.00%	12/31/2038	1,885	1,983,379
Series 2018 A, RB(j)	5.00%	12/31/2043	2,550	2,665,161
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(j)	4.00%	07/15/2029	2,120	2,077,267
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	320	322,469
California (State of) Pollution Control Finance Authority;
Series 2012, RB(h)(j)	5.00%	07/01/2027	1,540	1,550,552
Series 2012, RB(h)(j)	5.00%	07/01/2030	2,025	2,035,745
Series 2012, RB(h)(j)	5.00%	07/01/2037	4,445	4,461,987
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,080	1,107,211
Series 2016 A, RB(h)	5.00%	12/01/2041	1,715	1,744,720
Series 2016 A, RB(h)	5.25%	12/01/2056	1,275	1,298,575
California State University;
Series 2019 A, RB	5.00%	11/01/2044	2,545	2,867,165
Series 2019 A, RB(b)(c)(d)	5.00%	11/01/2049	2,695	3,018,838
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(h)	3.13%	08/01/2056	1,055	800,222
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(h)	4.00%	09/01/2056	1,055	947,993
Series 2021, RB(h)	4.00%	08/01/2056	635	565,657
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	545	545,232
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(i)(l)	0.00%	01/15/2034	5,235	3,458,369
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(c)(e)	5.00%	06/01/2023	1,725	1,784,400
Series 2015, Ref. RB(c)(e)	5.00%	06/01/2025	2,245	2,442,682
Series 2015, Ref. RB(c)(e)	5.00%	06/01/2025	2,755	2,997,589
Series 2018 A-1, Ref. RB(c)(e)	5.00%	06/01/2022	860	860,000
Series 2021 B-2, Ref. RB(l)	0.00%	06/01/2066	3,540	468,451
Los Angeles (City of), CA Department of Airports; Series 2018 C, RB(j)	5.00%	05/15/2035	1,230	1,327,132
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(j)	5.00%	05/15/2043	1,250	1,356,694
Series 2019, RB(j)	5.00%	05/15/2039	1,925	2,090,671
Series 2022, Ref. RB(j)	4.00%	05/15/2038	750	767,144
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Water & Power;
Series 2012 B, RB(c)(e)	5.00%	07/01/2022	$ 500	$ 501,571
Series 2012 B, RB	5.00%	07/01/2037	500	501,192
Series 2012 B, RB(d)(e)	5.00%	07/01/2043	6,500	6,513,835
Series 2022 A, RB(d)	5.00%	07/01/2051	2,965	3,411,907
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,875	3,682,441
Series 2009 B, RB	7.00%	11/01/2034	745	951,021
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(m)	6.25%	08/01/2043	2,550	2,579,131
Palo Alto (City of), CA (Election of 2008); Series 2013 A, GO Bonds(e)	4.00%	08/01/2043	105	105,708
Regents of the University of California Medical Center Pooled Revenue; Series 2022 P, RB(d)(k)	4.00%	05/15/2053	6,915	7,076,592
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, RB(j)	5.00%	05/01/2036	1,485	1,627,671
Series 2019 A, RB(j)	5.00%	05/01/2049	2,980	3,210,895
Santa Cruz (County of), CA Capital Financing Authority; Series 2021 A, RB	4.00%	06/01/2046	1,015	1,039,626
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	835	856,015
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(l)	0.00%	06/01/2041	4,410	1,522,247
University of California; Series 2018 AZ, Ref. RB(d)	4.00%	05/15/2048	3,075	3,152,644
University of California (Limited); Series 2021 Q, Ref. RB (INS - BAM)(i)	4.00%	05/15/2051	3,240	3,344,945
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(i)(l)	0.00%	08/01/2025	1,485	1,365,468
Series 2005, GO Bonds (INS - NATL)(i)(l)	0.00%	08/01/2026	1,350	1,203,493
West County Facilities Financing Authority (Green Bonds); Series 2021, RB	4.00%	06/01/2051	1,000	1,016,352
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - AGC)(i)	5.00%	09/01/2026	2,115	2,273,372
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(l)	0.00%	08/01/2032	4,650	3,356,122
				124,338,292
Colorado–5.65%
Adams 12 Five Star Schools; Series 2012, Ref. GO Bonds	4.00%	12/15/2023	100	101,218
Arkansas River Power Authority; Series 2006, RB(e)	5.88%	10/01/2026	1,565	1,690,422
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2050	625	595,825
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	1,060	992,952
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,320	1,213,589
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	940	948,000
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,480	1,585,539
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	4,660	4,865,756
Series 2019 A-2, Ref. RB(d)(k)	5.00%	08/01/2044	1,585	1,654,984
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	2,067,470
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(c)(e)	5.63%	06/01/2023	500	519,588
Series 2017, Ref. RB(c)(e)	5.00%	06/01/2027	745	842,377
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	420	402,637
Series 2007 A, RB	5.30%	07/01/2037	445	373,729
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,197,196
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	545	555,805
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	470,915
Denver (City & County of), CO;
Series 2012 B, RB(c)(e)	5.00%	11/15/2022	2,500	2,541,439
Series 2013 A, RB(j)	5.25%	11/15/2043	3,000	3,096,897
Series 2018 A, RB(d)(j)	5.25%	12/01/2048	2,230	2,407,191
Series 2018 A-2, RB(l)	0.00%	08/01/2033	2,235	1,511,467
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	585	557,096
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2051	1,000	878,685
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	800	804,344
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	$ 1,060	$ 945,013
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	895	901,564
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	810	819,799
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	3,620	4,743,042
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	399,161
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	897,923
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	685	682,068
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,680	1,336,979
Series 2021 A-2, RB(m)	4.50%	12/01/2041	2,610	1,652,930
				44,253,600
District of Columbia–1.44%
District of Columbia; Series 2006 B-1, RB (INS - NATL)(i)	5.00%	02/01/2031	235	235,607
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	825	830,277
District of Columbia Water & Sewer Authority; Series 2022 C1, RB	4.00%	10/01/2051	2,125	2,171,092
District of Columbia Water & Sewer Authority (Green Bonds); Series 2019 A, RB	5.00%	10/01/2044	2,390	2,654,677
Metropolitan Washington Airports Authority; Series 2021 A, Ref. RB(j)	4.00%	10/01/2040	3,250	3,333,818
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	2,028,670
				11,254,141
Florida–10.81%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(h)	5.00%	11/15/2061	1,075	838,126
Series 2022 B, RB(h)	6.50%	11/15/2033	100	91,097
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	635	607,570
Broward (County of), FL;
Series 2013 C, RB(c)(e)	5.25%	10/01/2023	3,000	3,141,160
Series 2015 A, RB(j)	5.00%	10/01/2045	1,770	1,863,247
Series 2017, RB(d)(j)(k)	5.00%	10/01/2047	3,285	3,484,143
Series 2019 B, RB(j)	4.00%	09/01/2044	1,060	1,073,475
Series 2022 A, RB	4.00%	10/01/2045	3,000	3,114,831
Series 2022 A, RB	4.00%	10/01/2047	4,275	4,411,327
Series 2022, RB	5.00%	01/01/2047	2,145	2,417,173
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	4,240	4,387,684
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(h)	6.00%	07/01/2045	315	316,120
Central Florida Expressway Authority; Series 2019 B, RB(d)(k)	5.00%	07/01/2049	3,015	3,286,846
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,612,021)(f)(g)(h)	7.75%	05/15/2035	1,650	1,122,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(c)(e)	6.00%	04/01/2023	1,800	1,865,077
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,820	3,906,428
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(h)(j)	7.38%	01/01/2049	850	860,112
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,387,570
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(j)	5.00%	10/01/2048	2,640	2,831,100
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	820	815,266
Series 2020 A, Ref. RB	5.75%	08/15/2050	360	356,493
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,330	1,297,177
Series 2020 B-3, RB	3.38%	08/15/2026	175	172,330
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,208,200
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(c)(e)	5.00%	10/01/2022	$ 1,000	$ 1,012,431
Series 2012 A, Ref. RB(c)(e)(j)	5.00%	10/01/2022	1,080	1,093,062
Series 2012 A, Ref. RB(c)(e)(j)	5.00%	10/01/2022	1,500	1,518,142
Series 2012 B, Ref. RB(c)(e)	5.00%	10/01/2022	1,450	1,468,025
Series 2012 B, Ref. RB(c)(e)	5.00%	10/01/2022	2,295	2,323,529
Series 2012 B, Ref. RB(c)(e)	5.00%	10/01/2022	2,450	2,480,455
Series 2016 A, Ref. RB	5.00%	10/01/2041	3,535	3,747,477
Series 2021, RB	4.00%	10/01/2046	4,185	4,335,926
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	4,905	5,242,590
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB (INS - AGM)(i)	5.00%	07/01/2035	720	723,784
Series 2010 A, RB	5.00%	07/01/2040	5,000	5,026,983
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(j)	5.00%	10/01/2047	3,290	3,489,446
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(l)	0.00%	10/01/2048	3,000	917,468
Series 2020 A-2, Ref. RB(l)	0.00%	10/01/2052	570	144,321
Series 2020 A-2, Ref. RB(l)	0.00%	10/01/2053	565	136,303
Series 2020 A-2, Ref. RB(l)	0.00%	10/01/2054	485	111,459
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	635	647,847
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	1,065	1,176,056
Reunion East Community Development District; Series 2005, RB(f)(n)	5.80%	05/01/2036	197	2
South Broward Hospital District; Series 2021 A, RB	3.00%	05/01/2051	1,060	884,197
Sterling Hill Community Development District; Series 2003 A, RB(n)(o)	6.20%	05/01/2035	965	520,912
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,024,079
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,773,466
				84,652,512
Georgia–3.73%
Atlanta (City of), GA;
Series 1999 A, RB (INS - NATL)(i)	5.50%	11/01/2022	1,050	1,068,154
Series 2015, RB(d)	5.00%	11/01/2040	10,040	10,676,724
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,840	3,753,891
Brookhaven Development Authority;
Series 2020, RB(d)(k)	4.00%	07/01/2044	1,435	1,456,471
Series 2020, RB(d)(k)	4.00%	07/01/2049	2,110	2,116,631
Series 2020-XX1122, VRD RB(b)(c)(d)	4.00%	07/01/2049	680	682,137
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB(c)(e)	5.00%	10/01/2022	1,340	1,356,432
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2042	1,255	1,342,629
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	640	507,969
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	1,300	1,279,521
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,250	3,367,228
Main Street Natural Gas, Inc.; Series 2019 C, RB(c)	4.00%	09/01/2026	1,575	1,608,802
				29,216,589
Hawaii–2.75%
Hawaii (State of);
Series 2014 EO, GO Bonds	5.00%	08/01/2034	5,000	5,267,327
Series 2015 A, RB(j)	5.00%	07/01/2041	1,075	1,131,270
Series 2015 A, RB(j)	5.00%	07/01/2045	2,150	2,256,507
Series 2018 A, RB(j)	5.00%	07/01/2043	4,375	4,696,563
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(e)	5.50%	07/01/2043	3,000	3,103,271
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–(continued)
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	5.00%	11/01/2036	$ 1,000	$ 1,014,059
Series 2015 A, RB(d)	5.00%	07/01/2030	3,775	4,085,126
				21,554,123
Idaho–0.33%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,100	932,354
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(h)	3.75%	09/01/2051	2,120	1,655,126
				2,587,480
Illinois–16.29%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	345	345,284
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,325	1,378,508
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	535	556,266
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	425	441,369
Series 2012, RB	5.00%	01/01/2042	4,085	4,089,988
Series 2014, RB	5.00%	11/01/2044	1,105	1,129,715
Series 2014, Ref. RB(c)(e)	5.00%	01/01/2024	1,400	1,469,693
Series 2015 A, GO Bonds	5.50%	01/01/2033	4,310	4,495,158
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(j)	5.00%	01/01/2030	4,320	4,329,487
Series 2013, RB	5.75%	01/01/2038	3,150	3,191,680
Series 2015 C, RB(j)	5.00%	01/01/2046	1,075	1,093,663
Series 2015 D, RB	5.00%	01/01/2046	755	784,190
Series 2017 D, RB	5.25%	01/01/2042	1,720	1,860,046
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	805	831,063
Series 2018 A, Ref. GO Bonds (INS - AGM)(i)	5.00%	12/01/2032	880	975,261
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	931,750
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,275	1,289,131
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds);
Series 2016 E, GO Bonds	5.00%	12/01/2045	2,215	2,412,771
Series 2021 A, GO Bonds	4.00%	12/01/2051	1,040	1,047,049
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(j)	5.50%	01/01/2031	4,000	4,065,806
Series 2014 A, Ref. RB(j)	5.00%	01/01/2041	1,575	1,621,480
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	4,300	4,444,941
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(i)	4.00%	01/01/2042	2,735	2,772,729
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	660	682,580
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(i)	5.50%	07/01/2038	3,025	3,115,513
Series 2014, GO Bonds	5.25%	02/01/2034	1,650	1,683,120
Series 2014, GO Bonds	5.00%	05/01/2035	540	549,345
Series 2014, GO Bonds	5.00%	05/01/2036	1,540	1,568,634
Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,383,531
Series 2017 C, GO Bonds	5.00%	11/01/2029	335	360,199
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,500	1,557,424
Series 2017 D, GO Bonds	5.00%	11/01/2024	120	126,725
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,885	2,047,969
Series 2018 A, GO Bonds	6.00%	05/01/2027	970	1,102,933
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,679,019
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	745	753,198
Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,226,052
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(c)(e)	5.00%	09/01/2024	1,810	1,930,503
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(j)	8.00%	06/01/2032	460	459,939
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,001,347
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	$ 75	$ 74,108
Series 2019 A, Ref. RB	5.00%	11/01/2049	700	667,844
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,141,415
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,151	949,273
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,424
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	2,706,045
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	159,433
Series 2017, Ref. RB	5.25%	02/15/2037	250	257,957
Series 2017, Ref. RB	5.25%	02/15/2047	1,055	1,075,585
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)(d)(e)	5.25%	10/01/2052	4,080	4,199,625
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGM)(i)(l)	0.00%	12/15/2029	3,500	2,714,830
Series 2012 A, RB(c)(e)	5.00%	06/15/2022	1,500	1,501,819
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,586,046
Series 2017 B, Ref. RB (INS - BAM)(i)(m)	4.70%	12/15/2037	1,500	956,670
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	2,565	2,584,251
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(i)	5.25%	06/15/2031	1,530	1,601,427
Series 2014, Ref. RB (INS - AGM)(i)	5.25%	06/15/2032	1,395	1,459,279
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(d)	5.00%	01/01/2038	4,625	4,686,760
Series 2014 C, RB(d)	5.00%	01/01/2039	6,240	6,506,764
Series 2015 A, RB(d)	5.00%	01/01/2040	3,000	3,150,792
Peoria (County of), IL; Series 2011, GO Bonds(d)	5.00%	12/15/2041	3,900	3,911,544
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(i)	6.50%	07/01/2030	2,865	3,374,212
Series 2002 A, RB (INS - NATL)(i)	6.00%	07/01/2029	1,460	1,775,023
Series 2018 B, RB	5.00%	06/01/2030	615	706,027
Series 2018 B, RB	5.00%	06/01/2040	2,935	3,320,247
Sales Tax Securitization Corp.; Series 2018 A, RB(d)	5.00%	01/01/2048	5,315	5,714,224
				127,566,683
Indiana–2.67%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	175,842
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(c)(e)(j)	5.00%	07/01/2023	730	755,072
Series 2013, RB(c)(e)(j)	5.00%	07/01/2023	6,405	6,624,985
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	4.25%	11/01/2030	2,355	2,417,769
Series 2012 A, RB	5.00%	06/01/2032	1,535	1,537,366
Series 2012 A, RB	5.00%	06/01/2039	3,265	3,270,007
Indiana (State of) Health Facility Financing Authority; Series 1992 C, Ref. RB(e)	7.38%	07/01/2023	1,120	1,154,991
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB	5.25%	01/01/2038	2,000	2,076,650
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,565	1,682,304
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport); Series 2019, Ref. RB(j)	5.00%	01/01/2028	820	905,529
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(j)	5.88%	01/01/2024	325	333,572
				20,934,087
Iowa–1.37%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	2,055	1,686,992
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	600	600,134
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	5.00%	12/01/2042	3,480	3,732,711
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	640	644,772
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2034	$ 1,300	$ 1,339,662
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	1,030	996,920
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,000
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,655	1,644,178
				10,715,369
Kansas–0.86%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(c)(e)	5.75%	07/01/2023	2,000	2,087,974
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,522,958
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	949,421
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,080	2,200,082
				6,760,435
Kentucky–2.57%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(h)(j)	4.70%	01/01/2052	850	855,185
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(p)	2.08%	02/01/2025	900	905,704
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(i)	5.00%	12/01/2047	1,410	1,429,185
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,520	2,626,111
Series 2015 A, RB	5.00%	01/01/2045	425	441,202
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,600	1,686,726
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,285	1,333,558
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,368,221
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	1,890	1,950,730
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(c)(e)	5.75%	07/01/2023	1,000	1,041,786
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(d)(i)(k)	5.00%	09/01/2044	4,855	5,416,000
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,037,139
				20,091,547
Louisiana–1.36%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(i)	4.00%	12/01/2042	1,000	1,009,782
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(h)	3.90%	11/01/2044	1,160	979,416
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(c)(e)	5.50%	05/15/2026	2,000	2,248,331
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,440	1,507,477
New Orleans (City of), LA; Series 2014, Ref. RB(c)(e)	5.00%	06/01/2024	940	997,268
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(i)	5.00%	10/01/2043	565	605,067
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(c)	4.00%	06/01/2022	1,750	1,750,000
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2033	1,500	1,519,422
				10,616,763
Maryland–1.08%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	479	498,581
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group); Series 2016 A, RB	5.50%	01/01/2046	1,905	2,029,132
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	980	1,020,492
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(c)(e)	5.00%	07/01/2024	2,015	2,135,980
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2046	1,010	957,559
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	$ 1,145	$ 1,128,192
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	685	681,068
				8,451,004
Massachusetts–2.14%
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	1,000	984,543
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	3,420	3,639,744
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	4,200	4,346,651
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(h)	5.00%	07/15/2034	275	290,692
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(j)	5.00%	07/01/2036	1,255	1,377,897
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(j)	4.00%	07/01/2044	1,000	998,960
Massachusetts (State of) Bay Transportation Authority (Sustainability Bonds); Series 2022 A, Ref. RB	5.00%	07/01/2052	3,190	3,748,433
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2046	1,300	1,359,515
				16,746,435
Michigan–4.36%
Academy of Warren; Series 2020 A, RB(h)	5.50%	05/01/2050	250	222,365
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	879,015
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(d)(i)(k)	5.00%	07/01/2043	2,650	2,783,054
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	410	395,889
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(d)	5.00%	04/15/2041	3,650	3,948,107
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	2,360	2,470,822
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	2,115	2,220,951
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	1,045	1,172,506
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(i)	5.00%	07/01/2033	2,000	2,095,021
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	790	822,802
Series 2014 D-2, Ref. RB (INS - AGM)(i)	5.00%	07/01/2028	2,000	2,106,251
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	790	827,533
Series 2015, RB	5.00%	07/01/2035	1,610	1,698,433
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	210	208,219
Series 2020, Ref. RB	5.00%	06/01/2045	620	589,124
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(c)(e)	5.00%	06/01/2024	2,885	3,054,925
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(d)(e)(k)	5.00%	12/01/2046	4,935	5,220,469
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,084,953
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(c)(j)	4.00%	10/01/2026	300	307,302
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(j)	5.00%	06/30/2033	1,000	1,038,354
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS - NATL)(i)	6.95%	09/01/2022	1,000	1,013,150
				34,159,245
Minnesota–0.60%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	352,198
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	459,636
Minnesota (State of) Municipal Gas Agency; Series 2022 A, RB(c)	4.00%	12/01/2027	1,695	1,776,212
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,575	1,678,491
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	505	462,590
				4,729,127
Mississippi–0.47%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	2,405	1,751,509
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–(continued)
West Rankin Utility Authority; Series 2018, RB(c)(e)	5.00%	01/01/2028	$ 1,715	$ 1,966,030
				3,717,539
Missouri–1.13%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,380,063
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,388,764
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(i)(j)	5.00%	03/01/2049	1,270	1,358,457
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	628,382
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	438,274
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,655	2,622,815
				8,816,755
Nebraska–1.71%
Central Plains Energy Project (No. 3);
Series 2012, RB(q)	5.00%	09/01/2032	5,500	5,543,944
Series 2012, RB(q)	5.00%	09/01/2042	2,000	2,015,980
Series 2017 A, Ref. RB	5.00%	09/01/2034	260	291,493
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,735	3,112,531
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	1,380	1,421,217
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,021,851
				13,407,016
Nevada–0.38%
Las Vegas Valley Water District; Series 2012 B, GO Bonds(c)(e)	5.00%	06/01/2022	3,000	3,000,000
New Hampshire–0.34%
New Hampshire (State of) Business Finance Authority; Series 2020 1-A, RB	4.13%	01/20/2034	2	2,036
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	2,280	2,666,313
				2,668,349
New Jersey–5.55%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(i)	5.75%	11/01/2028	1,165	1,336,247
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(d)(i)(k)	5.50%	09/01/2022	4,790	4,838,368
Series 2017 DDD, RB(c)(e)	5.00%	06/15/2027	1,270	1,437,208
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(j)	5.13%	09/15/2023	585	592,499
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(j)	5.00%	10/01/2037	1,215	1,288,305
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(p)	2.28%	03/01/2028	500	503,759
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021, RB	5.00%	06/15/2033	950	1,054,450
Series 2021, RB	4.00%	06/15/2035	700	711,020
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(j)	5.50%	01/01/2027	1,200	1,244,403
Series 2013, RB(j)	5.00%	01/01/2028	1,000	1,027,130
Series 2013, RB(j)	5.38%	01/01/2043	1,000	1,022,399
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,295	3,304,812
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(j)	5.00%	12/01/2024	1,410	1,491,161
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(i)(l)	0.00%	12/15/2037	$ 2,555	$ 1,443,796
Series 2009 C, RB	5.25%	06/15/2032	1,875	1,955,443
Series 2014, RB	5.00%	06/15/2030	1,570	1,717,783
Series 2015 AA, RB	4.75%	06/15/2038	510	524,861
Series 2016 A-1, RN	5.00%	06/15/2028	1,285	1,393,795
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	529,356
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,570	1,708,117
Series 2018 A, RN(d)(k)	5.00%	06/15/2029	2,015	2,175,384
Series 2018 A, RN(d)(k)	5.00%	06/15/2030	940	1,010,117
Series 2018 A, RN(d)(k)	5.00%	06/15/2031	955	1,024,240
Series 2021 A, Ref. RB	5.00%	06/15/2033	630	702,724
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(c)(e)	5.00%	07/01/2022	4,300	4,313,579
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(e)(j)	5.00%	12/01/2023	585	599,215
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,190	3,384,790
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,060	1,141,738
				43,476,699
New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	473,114
New York–26.93%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(h)(j)	5.25%	12/31/2033	520	506,345
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	3,450,724
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	3,190	3,233,993
Series 2017 A, Ref. RB (INS - AGM)(i)	4.00%	02/15/2047	1,005	1,016,380
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2044	4,130	4,302,900
Metropolitan Transportation Authority;
Series 2012 C, RB	4.25%	11/15/2042	255	255,367
Series 2013 B, RB	5.00%	11/15/2038	2,325	2,376,311
Series 2016 B, Ref. RB	5.00%	11/15/2037	185	194,046
Series 2020 A, RB (INS - AGM)(d)(i)	4.00%	11/15/2046	3,385	3,323,514
Metropolitan Transportation Authority (Bidding Group 1);
Series 2022 A, RB	4.00%	11/15/2040	2,280	2,325,577
Series 2022 A, RB	4.00%	11/15/2043	3,800	3,854,392
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	2,510	2,612,004
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	760	790,919
Series 2020 A-1, RB (INS - BAM)(i)	4.00%	11/15/2053	500	483,787
Series 2020 C-1, RB	5.25%	11/15/2055	1,695	1,832,084
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	2,730	1,988,976
Series 2021, Ref. RB(h)	9.00%	01/01/2041	1,345	1,206,080
New York & New Jersey (States of) Port Authority;
Series 2017 200, Ref. RB	5.25%	10/15/2057	1,245	1,380,109
Series 2020 221, RB(j)	4.00%	07/15/2055	2,975	2,977,601
Two Hundred Seventh Series 2018, Ref. RB(d)(j)(k)	5.00%	09/15/2028	4,175	4,616,468
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2042	3,175	3,558,737
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	1,000	1,114,422
Subseries 2022 D-1, GO Bonds(b)(c)(d)	5.25%	05/01/2039	4,680	5,555,830
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(i)	3.00%	01/01/2046	3,190	2,692,509
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(c)(d)(e)	5.00%	06/15/2022	7,335	7,345,332
Series 2019 EE-2, RB(d)	4.00%	06/15/2040	3,555	3,678,313
Series 2021 AA-1, RB	4.00%	06/15/2051	2,125	2,201,031
Series 2022 CC-1, RB	5.00%	06/15/2052	6,140	7,016,698
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	$ 1,565	$ 1,752,317
Series 2020 C-1, RB	4.00%	05/01/2039	1,455	1,520,749
Series 2020, RB	4.00%	05/01/2039	1,800	1,881,339
New York (State of) Dormitory Authority; Series 2018 E, RB(d)	5.00%	03/15/2045	7,240	7,931,167
New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2044	4,270	4,373,238
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(i)	5.50%	05/15/2028	600	702,214
Series 2005 A, RB (INS - AMBAC)(i)	5.50%	05/15/2029	505	600,416
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(c)(e)	5.00%	02/15/2023	9,400	9,637,608
Series 2014 C, RB(d)	5.00%	03/15/2040	6,985	7,304,293
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,570	1,798,720
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB(h)	4.00%	07/01/2051	4,625	4,536,268
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	845	840,183
New York (State of) Power Authority; Series 2020 A, RB(d)	4.00%	11/15/2045	4,640	4,717,533
New York (State of) Power Authority (Green Bonds); Series 2020, RB(b)(c)(d)	4.00%	11/15/2055	5,315	5,366,628
New York (State of) Thruway Authority;
Series 2019 B, RB(d)	4.00%	01/01/2050	6,835	6,964,170
Series 2019 B, RB (INS - AGM)(d)(i)(k)	4.00%	01/01/2050	3,300	3,377,714
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(d)	5.00%	12/15/2031	2,400	2,517,830
New York City (City of), NY Transitional Finance Authority; Subseries 2020 B-1, RB(d)	4.00%	11/01/2045	4,235	4,362,411
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	360	360,016
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	4,517,110
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(h)	5.00%	11/15/2044	7,280	7,311,460
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	4,240	4,357,568
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(j)	5.25%	08/01/2031	780	829,502
Series 2020, Ref. RB(j)	5.38%	08/01/2036	1,205	1,310,235
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(j)	5.00%	08/01/2026	2,140	2,140,150
Series 2016, Ref. RB(j)	5.00%	08/01/2031	1,690	1,690,119
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(j)	5.00%	01/01/2031	305	317,875
Series 2018, RB(j)	5.00%	01/01/2033	2,670	2,772,626
Series 2018, RB(j)	5.00%	01/01/2034	2,180	2,260,381
Series 2018, RB(j)	4.00%	01/01/2036	1,910	1,842,284
Series 2018, RB(j)	5.00%	01/01/2036	565	584,521
New York Transportation Development Corp. (Delta Air Lines, Inc.-LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(j)	5.00%	10/01/2040	2,535	2,627,638
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(j)	5.00%	07/01/2046	5,075	5,249,994
Series 2016 A, RB(j)	5.25%	01/01/2050	2,250	2,345,237
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(j)	5.00%	12/01/2033	1,655	1,800,748
Series 2022, RB(j)	5.00%	12/01/2036	785	849,784
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	3,245	3,286,109
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,195	2,214,758
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	530	531,990
Triborough Bridge & Tunnel Authority;
Series 2021 C-1A, RB	5.00%	05/15/2051	865	982,523
Series 2022 C, RB	5.00%	05/15/2047	2,525	2,894,862
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	6,560	7,362,127
Series 2020 A, RB	5.00%	11/15/2054	1,575	1,760,384
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,676,916
				210,952,164
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–2.42%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(j)	5.00%	06/30/2054	$ 3,015	$ 3,067,585
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(c)(d)(e)	5.00%	10/01/2055	12,175	13,337,840
University of North Carolina at Chapel Hill; Series 2019, RB	5.00%	02/01/2049	2,095	2,514,685
				18,920,110
North Dakota–0.69%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,745	2,875,026
Series 2017 C, RB	5.00%	06/01/2048	2,445	2,546,991
				5,422,017
Ohio–5.86%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,134,640
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	675	711,984
American Municipal Power, Inc. (Prairie State Energy); Series 2015 A, Ref. RB	5.00%	02/15/2039	1,770	1,826,996
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	1,600	1,608,674
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,510	5,336,665
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	10,125	10,284,980
Series 2020 B-3, Ref. RB(l)	0.00%	06/01/2057	10,895	1,604,843
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,410	1,445,564
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(h)	5.00%	06/01/2028	910	931,366
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	2,145	2,342,369
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(c)(e)	8.00%	07/01/2022	1,270	1,276,702
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,885	1,898,425
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	3,125	3,286,154
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	2,335	2,335,468
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(h)	6.00%	04/01/2038	1,810	814,500
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(i)(j)	5.00%	12/31/2039	1,020	1,075,058
Ohio (State of) (University Health System, Inc.); Series 2021 A, Ref. RB	4.00%	01/15/2046	3,180	3,199,052
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(c)(j)	2.60%	10/01/2029	1,000	930,795
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(h)(j)	4.25%	01/15/2038	745	743,284
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB(e)	5.25%	02/15/2033	3,000	3,073,995
				45,861,514
Oklahoma–2.44%
Edmond Public Works Authority;
Series 2017, RB(d)	5.00%	07/01/2042	3,450	3,841,871
Series 2017, RB(d)	5.00%	07/01/2047	3,375	3,733,683
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGM)(i)(l)	0.00%	02/01/2031	1,000	759,769
Series 2002, RB (INS - AGM)(i)(l)	0.00%	02/01/2034	3,970	2,663,532
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	6,360	6,491,007
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(f)	5.00%	08/01/2052	2,470	2,470
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,595	1,613,553
				19,105,885
Oregon–0.69%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	635	641,099
University of Oregon; Series 2020, RB(d)(k)	5.00%	04/01/2050	4,240	4,770,599
				5,411,698
Pennsylvania–3.51%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	2,615	2,585,973
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,900	2,008,550
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 C, RB	5.00%	05/15/2037	$ 1,000	$ 1,039,042
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(i)(l)	0.00%	10/01/2036	850	479,588
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2022	750	755,459
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2041	650	659,570
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,260	1,332,116
Series 2014 A-2, RB(m)	5.13%	12/01/2039	2,500	2,513,412
Series 2017 B-1, RB	5.25%	06/01/2047	3,000	3,181,694
Series 2018 A-2, RB	5.00%	12/01/2048	1,515	1,649,188
Series 2018 B, RB	5.25%	12/01/2048	1,490	1,616,410
Series 2021 A, RB	4.00%	12/01/2050	1,575	1,530,259
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,390	1,521,880
Series 2017 B, Ref. RB(j)	5.00%	07/01/2047	3,690	3,893,740
Series 2021, Ref. RB (INS - AGM)(i)(j)	4.00%	07/01/2039	1,000	1,015,353
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(h)	5.00%	06/15/2040	190	193,862
Series 2020, Ref. RB(h)	5.00%	06/15/2050	360	362,821
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	1,075	1,129,814
				27,468,731
Puerto Rico–6.61%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	4,370	4,439,610
Series 2002, RB	5.63%	05/15/2043	1,890	1,924,481
Series 2005 A, RB(l)	0.00%	05/15/2050	7,500	1,259,590
Series 2005 B, RB(l)	0.00%	05/15/2055	3,240	310,139
Series 2008 A, RB(l)	0.00%	05/15/2057	19,060	1,283,449
Series 2008 B, RB(l)	0.00%	05/15/2057	31,765	1,683,113
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(l)	0.00%	07/01/2024	1,219	1,120,712
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	4,792	4,856,955
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,490	1,627,314
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	425	397,618
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(e)	5.00%	07/01/2033	225	225,655
Series 2012 A, RB(e)	5.13%	07/01/2037	2,010	2,016,051
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2032	570	594,546
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2033	930	969,789
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2035	3,045	3,176,542
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(i)	5.00%	07/01/2032	105	105,798
Series 2005 L, Ref. RB (INS - NATL)(i)	5.25%	07/01/2035	350	364,113
Series 2007 CC, Ref. RB (INS - AGM)(i)	5.25%	07/01/2033	1,570	1,663,694
Series 2007 N, Ref. RB (INS - NATL)(i)	5.25%	07/01/2032	975	1,016,987
Series 2007 N, Ref. RB (INS - AGC)(i)	5.25%	07/01/2034	1,525	1,619,262
Series 2007 N, Ref. RB (INS - AGC)(i)	5.25%	07/01/2036	1,350	1,435,426
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2027	$ 570	$ 475,204
Series 2018 A-1, RB(l)	0.00%	07/01/2029	1,890	1,440,804
Series 2018 A-1, RB(l)	0.00%	07/01/2033	2,685	1,643,176
Series 2018 A-1, RB(l)	0.00%	07/01/2046	6,350	1,932,124
Series 2018 A-1, RB(l)	0.00%	07/01/2051	19,365	4,278,766
Series 2018 A-1, RB	4.75%	07/01/2053	2,315	2,329,126
Series 2018 A-1, RB	5.00%	07/01/2058	5,035	5,131,750
Series 2019 A-2, RB	4.33%	07/01/2040	2,450	2,453,060
				51,774,854
Rhode Island–0.13%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,000	1,037,136
South Carolina–1.16%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	1,003,322
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(c)(e)	5.25%	08/01/2023	2,000	2,082,547
South Carolina (State of) Ports Authority;
Series 2015, RB(c)(e)(j)	5.25%	07/01/2025	2,365	2,574,586
Series 2015, RB(c)(e)(j)	5.25%	07/01/2025	295	321,143
Series 2015, RB(c)(e)(j)	5.25%	07/01/2025	1,420	1,545,840
South Carolina (State of) Public Service Authority; Series 2014 C, Ref. RB	5.00%	12/01/2046	1,510	1,562,586
				9,090,024
South Dakota–1.00%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	4.00%	07/01/2042	3,785	3,795,516
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,065	2,124,603
Series 2015, Ref. RB	5.00%	11/01/2045	1,825	1,891,199
				7,811,318
Tennessee–0.72%
Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,250	1,276,241
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	2,200	2,363,065
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(j)	5.00%	07/01/2049	830	894,629
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036	1,000	1,075,776
				5,609,711
Texas–13.76%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	2,400	2,423,552
Central Texas Regional Mobility Authority;
Series 2020 B, Ref. RB	5.00%	01/01/2045	805	875,002
Series 2021 B, RB	5.00%	01/01/2046	845	922,459
Clifton Higher Education Finance Corp. (Idea Public School); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,660	1,724,654
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,125	2,242,151
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2013 A, RB(c)(e)(j)	5.00%	11/01/2022	2,250	2,283,142
Harris County Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,635	1,663,408
Houston (City of), TX; Series 2002 A, RB (INS - AGM)(i)(j)	5.13%	07/01/2032	1,365	1,368,382
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(j)	5.00%	07/15/2028	625	641,877
Series 2021, RB(j)	4.00%	07/15/2041	740	661,305
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(j)	4.75%	07/01/2024	2,690	2,703,876
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)(e)(h)	5.50%	08/15/2024	1,690	1,801,817
Lower Colorado River Authority; Series 2019, Ref. RB	5.00%	05/15/2037	1,620	1,769,794
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(h)(j)	4.63%	10/01/2031	3,925	4,073,643
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	$ 265	$ 271,612
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,775,603
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	65	56,998
Series 2021, RB	2.00%	11/15/2061	1,695	953,663
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	715,897
Series 2016, Ref. RB	5.00%	07/01/2046	1,045	870,965
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(i)	5.00%	04/01/2046	3,545	3,666,331
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(h)(l)	0.00%	12/01/2025	335	362,793
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(h)	4.00%	08/15/2041	1,280	1,181,149
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	630	639,498
Series 2017, Ref. RB	5.00%	01/01/2047	790	798,661
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	3,175	3,012,373
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(f)	5.00%	07/01/2047	1,000	700,000
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(i)(l)	0.00%	01/01/2028	4,100	3,478,365
Series 2015 B, RB(d)(k)	5.00%	01/01/2040	12,520	12,688,130
San Antonio (City of), TX;
Series 2013, RB(c)(e)	5.00%	02/01/2023	3,310	3,386,164
Series 2021 A, RB	5.00%	02/01/2046	2,230	2,508,049
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(i)	5.00%	10/01/2032	485	485,837
Series 2011, RB (INS - AGM)(i)	5.00%	10/01/2037	525	525,863
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(d)	5.00%	02/15/2047	4,385	4,651,363
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,880	2,920,097
Series 2016, Ref. RB	5.00%	05/15/2045	2,020	2,030,729
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $253,198)(f)(g)	5.75%	02/15/2025	270	180,900
Series 2017 A, RB (Acquired 12/15/2016; Cost $2,483,129)(f)(g)	6.38%	02/15/2048	2,460	1,648,200
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	105	112,384
Series 2020, Ref. RB	6.75%	11/15/2051	105	111,875
Series 2020, Ref. RB	6.88%	11/15/2055	105	112,455
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	5,350	5,708,010
Texas (State of) (College Student Loan); Series 2017, GO Bonds(j)	3.00%	08/01/2034	1,530	1,485,067
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	2,145	2,321,872
Series 2019, RB(l)	0.00%	08/01/2044	3,500	1,239,484
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(l)	0.00%	08/15/2036	4,405	2,383,158
Series 2015 B, Ref. RB(l)	0.00%	08/15/2037	1,490	764,510
Series 2015 C, Ref. RB	5.00%	08/15/2042	6,560	6,733,063
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	350	368,332
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,825	5,195,875
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(j)	5.00%	12/31/2055	1,450	1,486,843
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(j)	7.00%	12/31/2038	1,850	1,931,912
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(j)	5.00%	06/30/2058	3,025	3,156,686
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,016
				107,785,844
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–1.77%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(h)	4.00%	03/01/2051	$ 500	$ 413,300
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	380,257
Salt Lake City (City of), UT;
Series 2018 A, RB(j)	5.00%	07/01/2048	1,560	1,655,885
Series 2018 A, RB(j)	5.25%	07/01/2048	2,085	2,241,166
Series 2021 A, RB(j)	5.00%	07/01/2032	1,065	1,194,362
Series 2021 A, RB(j)	5.00%	07/01/2051	1,620	1,753,333
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2017 A, RB(d)(j)	5.00%	07/01/2047	3,430	3,619,384
Utah (County of), UT; Series 2016 B, RB(d)	4.00%	05/15/2047	2,575	2,596,919
				13,854,606
Virginia–2.56%
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $415,000)(g)	5.00%	09/01/2050	415	303,389
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(e)(j)	6.00%	01/01/2037	1,120	1,124,054
Series 2012, RB(e)(j)	5.50%	01/01/2042	4,490	4,504,494
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(j)	5.00%	12/31/2049	1,480	1,542,314
Series 2017, RB(j)	5.00%	12/31/2052	3,100	3,221,153
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,675	1,726,714
Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(j)	5.00%	01/01/2036	1,500	1,643,196
Series 2022, Ref. RB(j)	5.00%	07/01/2037	1,000	1,093,243
Series 2022, Ref. RB(j)	4.00%	01/01/2039	2,000	1,971,749
Virginia (State of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(j)	5.00%	12/31/2047	1,060	1,149,330
Series 2022, Ref. RB(j)	5.00%	12/31/2052	1,680	1,810,668
				20,090,304
Washington–3.73%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB(e)(l)	0.00%	02/01/2025	9,850	9,289,101
Kalispel Tribe of Indians; Series 2018 A, RB(h)	5.25%	01/01/2038	1,680	1,831,964
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2030	3,780	3,797,564
Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(i)(l)	0.00%	12/01/2029	2,120	1,718,947
Series 2019 A, GO Bonds(d)	5.00%	08/01/2042	2,380	2,664,646
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,490	1,560,578
Series 2018, RB(d)(k)	5.00%	07/01/2048	5,310	5,531,135
Series 2018, RB	5.00%	07/01/2048	1,060	1,086,988
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(h)	5.00%	07/01/2046	550	537,923
Series 2016 A, Ref. RB(h)	5.00%	07/01/2051	455	440,750
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	745	749,135
				29,208,731
West Virginia–0.15%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(h)	7.50%	06/01/2043	1,060	1,153,087
Wisconsin–4.25%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(h)	6.75%	08/01/2031	1,155	1,079,809
Series 2017, RB(h)	6.75%	12/01/2042	2,695	2,560,550
Public Finance Authority (Explore Academy); Series 2022 A, RB(h)	6.13%	02/01/2050	575	552,042
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(d)(k)	5.00%	03/01/2046	4,745	5,022,948
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(h)	5.13%	06/15/2039	790	803,359
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(i)(l)	0.00%	12/15/2055	$ 8,040	$ 1,882,238
Series 2020 D, RB (INS - AGM)(i)(l)	0.00%	12/15/2060	31,055	5,745,753
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	1,060	870,441
Series 2021, RB	4.00%	08/15/2051	3,545	3,464,789
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,008,040
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB(c)(e)	5.00%	08/15/2022	1,600	1,612,376
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(h)	6.13%	02/01/2050	530	508,838
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(h)	6.38%	01/01/2048	835	513,525
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,282,572
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,243,391
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,168,113
				33,318,784
Wyoming–0.40%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(c)(d)(e)	5.00%	01/01/2027	2,790	3,135,708
TOTAL INVESTMENTS IN SECURITIES(r)–168.14% (Cost $1,315,769,340)					1,316,907,574
FLOATING RATE NOTE OBLIGATIONS–(21.94)%
Notes with interest and fee rates ranging from 1.33% to 1.51% at 05/31/2022 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(s)					(171,805,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(46.93)%					(367,572,465)
OTHER ASSETS LESS LIABILITIES–0.73%					5,686,936
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$783,217,045
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2022.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $4,571,364, which represented less than 1% of the Trust’s Net Assets.
(g)	Restricted security. The aggregate value of these securities at May 31, 2022 was $4,172,281, which represented less than 1% of the Trust’s Net Assets.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $62,336,775, which represented 7.96% of the Trust’s Net Assets.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Security subject to the alternative minimum tax.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $53,525,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Zero coupon bond issued at a discount.
(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(q)	Security subject to crossover refunding.
(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Trust’s investments with a value of $259,616,978 are held by TOB Trusts and serve as collateral for the $171,805,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,316,386,660	$520,914	$1,316,907,574
Invesco Municipal Opportunity Trust